FT Vest Hedged Equity Income Fund: Series A3

SCHEDULE OF INVESTMENTS

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.7%
	COMMUNICATIONS — 11.1%
1,320	Alphabet, Inc. - Class A1	$379,579
1,056	Alphabet, Inc. - Class C1	302,924
2,061	AT&T, Inc.[1]	59,749
16	Booking Holdings, Inc.[1]	67,365
754	Comcast Corp. - Class A1	21,647
572	Meta Platforms, Inc. - Class A1	327,259
1,113	Netflix, Inc.*,1	107,015
810	Uber Technologies, Inc.*,1	58,263
1,225	Verizon Communications, Inc.[1]	61,495
469	Walt Disney Co.[1]	45,202
		1,430,498
	CONSUMER DISCRETIONARY — 9.1%
2,534	Amazon.com, Inc.*,1	527,756
259	Home Depot, Inc.[1]	85,183
145	Lowe's Cos., Inc.[1]	34,261
347	McDonald's Corp.[1]	107,844
1,078	NIKE, Inc. - Class B1	56,940
555	Starbucks Corp.[1]	49,722
713	Tesla, Inc.*,1	265,058
290	TJX Cos., Inc.	46,313
		1,173,077
	CONSUMER STAPLES — 5.3%
519	Altria Group, Inc.[1]	34,249
1,196	Coca-Cola Co.[1]	90,956
243	Colgate-Palmolive Co.[1]	20,711
120	Costco Wholesale Corp.	119,572
398	Mondelez International, Inc. - Class A1	22,941
422	PepsiCo, Inc.[1]	65,532
481	Philip Morris International, Inc.[1]	79,528
705	Procter & Gamble Co.[1]	101,830
1,188	Walmart, Inc.[1]	147,645
		682,964
	ENERGY — 4.2%
796	Chevron Corp.[1]	164,692
520	ConocoPhillips[1]	68,640
1,772	Exxon Mobil Corp.[1]	300,638
		533,970
	FINANCIALS — 12.6%
182	American Express Co.[1]	55,051
1,792	Bank of America Corp.[1]	87,360

FT Vest Hedged Equity Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
620	Berkshire Hathaway, Inc. - Class B*	$297,104
48	BlackRock, Inc.[1]	46,162
565	Charles Schwab Corp.[1]	53,099
770	Chubb Ltd.[1]	250,966
478	Citigroup, Inc.[1]	54,210
101	Goldman Sachs Group, Inc.[1]	85,445
725	JPMorgan Chase & Co.[1]	213,266
277	Mastercard, Inc. - Class A1	138,406
408	Morgan Stanley[1]	67,144
317	PayPal Holdings, Inc.[1]	14,338
415	U.S. Bancorp[1]	21,584
571	Visa, Inc. - Class A1	172,579
837	Wells Fargo & Co.[1]	66,634
		1,623,348
	HEALTH CARE — 9.3%
840	Abbott Laboratories[1]	86,243
471	AbbVie, Inc.[1]	102,438
144	Amgen, Inc.[1]	50,666
542	Bristol-Myers Squibb Co.[1]	32,872
613	CVS Health Corp.[1]	44,026
168	Danaher Corp.	31,853
107	Elevance Health, Inc.[1]	31,324
212	Eli Lilly & Co.	194,991
331	Gilead Sciences, Inc.[1]	46,131
171	Intuitive Surgical, Inc.*,1	78,829
642	Johnson & Johnson[1]	156,931
620	Medtronic PLC[1]	53,723
661	Merck & Co., Inc.[1]	79,512
1,515	Pfizer, Inc.[1]	42,541
100	Thermo Fisher Scientific, Inc.[1]	49,153
437	UnitedHealth Group, Inc.[1]	118,248
		1,199,481
	INDUSTRIALS — 8.6%
261	3M Co.[1]	37,905
384	Boeing Co.*,1	76,427
230	Caterpillar, Inc.[1]	162,946
123	Deere & Co.[1]	69,286
191	Eaton Corp. PLC	68,315
276	Emerson Electric Co.[1]	36,162
84	FedEx Corp.[1]	29,919
518	General Electric Co. DBA GE Aerospace[1]	146,993

FT Vest Hedged Equity Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
312	Honeywell International, Inc.[1]	$70,521
100	Lockheed Martin Corp.[1]	60,439
658	RTX Corp.[1]	126,928
232	Union Pacific Corp.[1]	56,288
288	United Parcel Service, Inc. - Class B1	28,333
591	Waste Management, Inc.[1]	135,806
		1,106,268
	MATERIALS — 2.3%
602	Linde PLC[1]	298,447

	REAL ESTATE — 1.4%
1,063	American Tower Corp., REIT[1]	183,453

	TECHNOLOGY — 32.1%
222	Accenture PLC[1]	44,020
148	Adobe, Inc.*,1	35,976
430	Advanced Micro Devices, Inc.*,1	87,475
3,354	Apple, Inc.[1]	851,212
211	Applied Materials, Inc.[1]	72,118
1,248	Broadcom, Inc.[1]	386,268
3,634	Cisco Systems, Inc.[1]	281,962
1,185	Intel Corp.*,1	52,294
334	International Business Machines Corp.[1]	80,958
99	Intuit, Inc.[1]	42,806
332	Lam Research Corp.	70,935
297	Micron Technology, Inc.	100,338
1,688	Microsoft Corp.[1]	624,847
5,516	NVIDIA Corp.[1]	961,990
600	Oracle Corp.	88,266
816	Palantir Technologies, Inc. - Class A*	119,364
283	QUALCOMM, Inc.[1]	36,445
105	S&P Global, Inc.[1]	44,661
339	Salesforce, Inc.[1]	63,281
370	ServiceNow, Inc.*,1	38,684
241	Texas Instruments, Inc.[1]	46,788
		4,130,688
	UTILITIES — 2.7%
661	Duke Energy Corp.[1]	86,551

FT Vest Hedged Equity Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
1,770	NextEra Energy, Inc.[1]	$164,398
935	Southern Co.[1]	90,246
		341,195
	TOTAL COMMON STOCKS
	(Cost $11,835,532)	12,703,389

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 13.6%
	CALL OPTIONS — 6.3%
	S&P 500 Index
7	Exercise Price: $6,000.01, Notional Amount: $4,200,007, Expiration Date: October 7, 2027*	813,522
	TOTAL CALL OPTIONS
	(Cost $365,412)	813,522

	PUT OPTIONS — 7.3%
	S&P 500 Index
7	Exercise Price: $5,000.01, Notional Amount: $3,500,007, Expiration Date: October 7, 2027*	125,268
23	Exercise Price: $5,815.03, Notional Amount: $13,374,569, Expiration Date: October 8, 2027*	749,942
	S&P 500 Mini Index
17	Exercise Price: $581.50, Notional Amount: $988,550, Expiration Date: October 8, 2027*	55,663
	TOTAL PUT OPTIONS
	(Cost $1,422,434)	930,873
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $1,787,846)	1,744,395

Number of Shares
	SHORT-TERM INVESTMENTS — 1.5%
192,123	UMB Bank, Money Market Special II Deposit Investment, 3.48%[2]	192,123
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $192,123)	192,123
	TOTAL INVESTMENTS — 113.8%
	(Cost $13,815,501)	14,639,907
	Liabilities in Excess of Other Assets — (13.8)%	(1,770,900)
	TOTAL NET ASSETS — 100.0%	$12,869,007

FT Vest Hedged Equity Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (12.9)%
	CALL OPTIONS — (10.9)%
	3M Co.
(1)	Exercise Price: $144.00, Notional Amount: $(14,400), Expiration Date: April 2, 2026*	$(210)
	Abbott Laboratories
(2)	Exercise Price: $105.00, Notional Amount: $(21,000), Expiration Date: April 2, 2026*	(36)
	AbbVie, Inc.
(1)	Exercise Price: $210.00, Notional Amount: $(21,000), Expiration Date: April 2, 2026*	(800)
	Advanced Micro Devices, Inc.
(1)	Exercise Price: $202.50, Notional Amount: $(20,250), Expiration Date: April 2, 2026*	(403)
	Alphabet, Inc. - Class A
(3)	Exercise Price: $275.00, Notional Amount: $(82,500), Expiration Date: April 2, 2026*	(3,870)
	Alphabet, Inc. - Class C
(2)	Exercise Price: $275.00, Notional Amount: $(55,000), Expiration Date: April 2, 2026*	(2,425)
	Altria Group, Inc.
(1)	Exercise Price: $66.00, Notional Amount: $(6,600), Expiration Date: April 2, 2026*	(50)
	Amazon.com, Inc.
(5)	Exercise Price: $200.00, Notional Amount: $(100,000), Expiration Date: April 2, 2026*	(4,237)
	Apple, Inc.
(7)	Exercise Price: $247.50, Notional Amount: $(173,250), Expiration Date: April 2, 2026*	(4,795)
	AT&T, Inc.
(4)	Exercise Price: $29.00, Notional Amount: $(11,600), Expiration Date: April 2, 2026*	(94)
	Bank of America Corp.
(4)	Exercise Price: $47.00, Notional Amount: $(18,800), Expiration Date: April 2, 2026*	(734)
	Berkshire Hathaway, Inc. - Class B
(1)	Exercise Price: $470.00, Notional Amount: $(47,000), Expiration Date: April 2, 2026*	(1,017)
	Boeing Co.
(1)	Exercise Price: $190.00, Notional Amount: $(19,000), Expiration Date: April 2, 2026*	(917)
	Bristol-Myers Squibb Co.
(1)	Exercise Price: $59.00, Notional Amount: $(5,900), Expiration Date: April 2, 2026*	(162)

FT Vest Hedged Equity Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Broadcom, Inc.
(3)	Exercise Price: $300.00, Notional Amount: $(90,000), Expiration Date: April 2, 2026*	$(3,345)
	Charles Schwab Corp.
(1)	Exercise Price: $92.00, Notional Amount: $(9,200), Expiration Date: April 2, 2026*	(232)
	Chevron Corp.
(2)	Exercise Price: $212.50, Notional Amount: $(42,500), Expiration Date: April 2, 2026*	(107)
	Cisco Systems, Inc.
(7)	Exercise Price: $80.00, Notional Amount: $(56,000), Expiration Date: April 2, 2026*	(46)
	Citigroup, Inc.
(1)	Exercise Price: $108.00, Notional Amount: $(10,800), Expiration Date: April 2, 2026*	(560)
	Coca-Cola Co.
(2)	Exercise Price: $76.00, Notional Amount: $(15,200), Expiration Date: April 2, 2026*	(118)
	ConocoPhillips
(1)	Exercise Price: $134.00, Notional Amount: $(13,400), Expiration Date: April 2, 2026*	(103)
	CVS Health Corp.
(1)	Exercise Price: $70.00, Notional Amount: $(7,000), Expiration Date: April 2, 2026*	(226)
	Emerson Electric Co.
(1)	Exercise Price: $126.00, Notional Amount: $(12,600), Expiration Date: April 2, 2026*	(490)
	Exxon Mobil Corp.
(4)	Exercise Price: $170.00, Notional Amount: $(68,000), Expiration Date: April 2, 2026*	(776)
	General Electric Co. DBA GE Aerospace
(1)	Exercise Price: $285.00, Notional Amount: $(28,500), Expiration Date: April 2, 2026*	(293)
	Gilead Sciences, Inc.
(1)	Exercise Price: $135.00, Notional Amount: $(13,500), Expiration Date: April 2, 2026*	(438)
	Home Depot, Inc.
(1)	Exercise Price: $322.50, Notional Amount: $(32,250), Expiration Date: April 2, 2026*	(730)
	Honeywell International, Inc.
(1)	Exercise Price: $222.50, Notional Amount: $(22,250), Expiration Date: April 2, 2026*	(435)

FT Vest Hedged Equity Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Intel Corp.
(2)	Exercise Price: $43.00, Notional Amount: $(8,600), Expiration Date: April 2, 2026*	$(321)
	International Business Machines Corp.
(1)	Exercise Price: $235.00, Notional Amount: $(23,500), Expiration Date: April 2, 2026*	(797)
	Johnson & Johnson
(1)	Exercise Price: $240.00, Notional Amount: $(24,000), Expiration Date: April 2, 2026*	(512)
	JPMorgan Chase & Co.
(1)	Exercise Price: $282.50, Notional Amount: $(28,250), Expiration Date: April 2, 2026*	(1,207)
	Lam Research Corp.
(1)	Exercise Price: $210.00, Notional Amount: $(21,000), Expiration Date: April 2, 2026*	(747)
	Mastercard, Inc. - Class A
(1)	Exercise Price: $485.00, Notional Amount: $(48,500), Expiration Date: April 2, 2026*	(1,627)
	McDonald's Corp.
(1)	Exercise Price: $307.50, Notional Amount: $(30,750), Expiration Date: April 2, 2026*	(458)
	Medtronic PLC
(1)	Exercise Price: $87.00, Notional Amount: $(8,700), Expiration Date: April 2, 2026*	(54)
	Merck & Co., Inc.
(1)	Exercise Price: $120.00, Notional Amount: $(12,000), Expiration Date: April 2, 2026*	(141)
	Meta Platforms, Inc. - Class A
(1)	Exercise Price: $525.00, Notional Amount: $(52,500), Expiration Date: April 2, 2026*	(4,792)
	Micron Technology, Inc.
(1)	Exercise Price: $357.50, Notional Amount: $(35,750), Expiration Date: April 2, 2026*	(222)
	Microsoft Corp.
(3)	Exercise Price: $355.00, Notional Amount: $(106,500), Expiration Date: April 2, 2026*	(4,732)
	Mondelez International, Inc. - Class A
(1)	Exercise Price: $58.00, Notional Amount: $(5,800), Expiration Date: April 2, 2026*	(48)
	Morgan Stanley
(1)	Exercise Price: $157.50, Notional Amount: $(15,750), Expiration Date: April 2, 2026*	(750)

FT Vest Hedged Equity Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Netflix, Inc.
(2)	Exercise Price: $93.00, Notional Amount: $(18,600), Expiration Date: April 2, 2026*	$(685)
	NextEra Energy, Inc.
(4)	Exercise Price: $91.00, Notional Amount: $(36,400), Expiration Date: April 2, 2026*	(896)
	NIKE, Inc. - Class B
(2)	Exercise Price: $51.00, Notional Amount: $(10,200), Expiration Date: April 2, 2026*	(630)
	NVIDIA Corp.
(11)	Exercise Price: $167.50, Notional Amount: $(184,250), Expiration Date: April 2, 2026*	(8,030)
	Oracle Corp.
(1)	Exercise Price: $140.00, Notional Amount: $(14,000), Expiration Date: April 2, 2026*	(772)
	Palantir Technologies, Inc. - Class A
(2)	Exercise Price: $143.00, Notional Amount: $(28,600), Expiration Date: April 2, 2026*	(915)
	PayPal Holdings, Inc.
(1)	Exercise Price: $44.00, Notional Amount: $(4,400), Expiration Date: April 2, 2026*	(146)
	PepsiCo, Inc.
(1)	Exercise Price: $152.50, Notional Amount: $(15,250), Expiration Date: April 2, 2026*	(350)
	Pfizer, Inc.
(3)	Exercise Price: $27.00, Notional Amount: $(8,100), Expiration Date: April 2, 2026*	(327)
	Philip Morris International, Inc.
(1)	Exercise Price: $162.50, Notional Amount: $(16,250), Expiration Date: April 2, 2026*	(353)
	Procter & Gamble Co.
(1)	Exercise Price: $143.00, Notional Amount: $(14,300), Expiration Date: April 2, 2026*	(210)
	QUALCOMM, Inc.
(1)	Exercise Price: $127.00, Notional Amount: $(12,700), Expiration Date: April 2, 2026*	(269)
	RTX Corp.
(1)	Exercise Price: $190.00, Notional Amount: $(19,000), Expiration Date: April 2, 2026*	(440)
	S&P 500 Index
(7)	Exercise Price: $5,000.01, Notional Amount: $(3,500,007), Expiration Date: October 7, 2027*	(1,337,250)

FT Vest Hedged Equity Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Salesforce, Inc.
(1)	Exercise Price: $180.00, Notional Amount: $(18,000), Expiration Date: April 2, 2026*	$(737)
	ServiceNow, Inc.
(1)	Exercise Price: $100.00, Notional Amount: $(10,000), Expiration Date: April 2, 2026*	(515)
	Southern Co.
(2)	Exercise Price: $96.00, Notional Amount: $(19,200), Expiration Date: April 2, 2026*	(200)
	Starbucks Corp.
(1)	Exercise Price: $87.00, Notional Amount: $(8,700), Expiration Date: April 2, 2026*	(298)
	Tesla, Inc.
(1)	Exercise Price: $360.00, Notional Amount: $(36,000), Expiration Date: April 2, 2026*	(1,365)
	TJX Cos., Inc.
(1)	Exercise Price: $155.00, Notional Amount: $(15,500), Expiration Date: April 2, 2026*	(492)
	U.S. Bancorp
(1)	Exercise Price: $51.00, Notional Amount: $(5,100), Expiration Date: April 2, 2026*	(127)
	Uber Technologies, Inc.
(2)	Exercise Price: $69.00, Notional Amount: $(13,800), Expiration Date: April 2, 2026*	(660)
	United Parcel Service, Inc. - Class B
(1)	Exercise Price: $95.00, Notional Amount: $(9,500), Expiration Date: April 2, 2026*	(345)
	UnitedHealth Group, Inc.
(1)	Exercise Price: $257.50, Notional Amount: $(25,750), Expiration Date: April 2, 2026*	(1,357)
	Verizon Communications, Inc.
(3)	Exercise Price: $50.00, Notional Amount: $(15,000), Expiration Date: April 2, 2026*	(149)
	Visa, Inc. - Class A
(1)	Exercise Price: $295.00, Notional Amount: $(29,500), Expiration Date: April 2, 2026*	(807)
	Walmart, Inc.
(2)	Exercise Price: $123.00, Notional Amount: $(24,600), Expiration Date: April 2, 2026*	(396)
	Walt Disney Co.
(1)	Exercise Price: $92.00, Notional Amount: $(9,200), Expiration Date: April 2, 2026*	(418)

FT Vest Hedged Equity Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Wells Fargo & Co.
(2)	Exercise Price: $77.00, Notional Amount: $(15,400), Expiration Date: April 2, 2026*	$(560)
	TOTAL CALL OPTIONS
	(Proceeds $784,776)	(1,403,756)

	PUT OPTIONS — (2.0)%
	S&P 500 Index
(7)	Exercise Price: $6,000.01, Notional Amount: $(4,200,007), Expiration Date: October 7, 2027*	(259,650)
	TOTAL PUT OPTIONS
	(Proceeds $502,063)	(259,650)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $1,286,839)	$(1,663,406)

PLC — Public Limited Company
REIT — Real Estate Investment Trust

* Non-income producing security.
[1] All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $2,090,900, which represents 16.25% of the total net assets of the Fund.
[2] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series A3

PORTFOLIO COMPOSITION (Unaudited)

As of March 31, 2026

Country of Incorporation*	Value	Percent of Total Net Assets
Ireland	$464,505	3.5%
Switzerland	250,966	1.9%
United States	13,924,436	108.4%
Total Investments	14,639,907	113.8%
Liabilities in Excess of Other Assets	(1,770,900)	(13.8)%
Total Net Assets	$12,869,007	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series A3

SUMMARY OF INVESTMENT (Unaudited)

As of March 31, 2026

Security Type/Sector*	Percent of Total Net Assets
Common Stocks
Communications	11.1%
Consumer Discretionary	9.1%
Consumer Staples	5.3%
Energy	4.2%
Financials	12.6%
Health Care	9.3%
Industrials	8.6%
Materials	2.3%
Real Estate	1.4%
Technology	32.1%
Utilities	2.7%
Total Common Stocks	98.7%
Purchased Options Contracts	13.6%
Short-Term Investments	1.5%
Total Investments	113.8%
Liabilities in Excess of Other Assets	(13.8)%
Total Net Assets	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series A3

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., (“UMBFS”), the Fund’s administrator (the “Administrator”), calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated First Trust Capital Management L.P. (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold, and the differences may be significant.

The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as Flexible Exchange® Options ("FLEX Options"), are typically valued using a model-based price provided by a third-party pricing service provider.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Note 2 – Fair Value Measurements and Disclosure

ASC Topic 820 - Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

FT Vest Hedged Equity Income Fund: Series A3

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2026 (Unaudited)

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of March 31, 2026:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$12,703,389	$-	$-	$12,703,389
Short-Term Investments	192,123	-	-	192,123
Total Investments	12,895,512	-	-	12,895,512
Purchased Options Contracts	-	1,744,395	-	1,744,395
Total Investments and Options	$12,895,512	$1,744,395	$-	$14,639,907

Liabilities
Written Options Contracts	$66,506	$1,596,900	$-	$1,663,406
Total Written Options Contracts	$66,506	$1,596,900	$-	$1,663,406

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at year end.